                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 16th Floor
                         New York, New York 10281-1008

Matthew R. Farkas
Assistant Vice President
& Assistant Counsel

November 28, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Capital Appreciation Fund (the "Registrant")
                  Reg. No. 2-69719; File No. 811-03105
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended,
I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information  dated November 23, 2007 of the  Registrant,  no changes were made to the  Prospectus  or Statement of Additional  Information  contained in Post-Effective  Amendment No. 52 to the Registrant's  Registration  Statement
on Form N-1A,  which was filed  electronically  with the Securities and Exchange
Commission on November 21, 2007.

                                                    Sincerely,

                                                    /s/ Matthew R. Farkas

                                                    _____________________
                                                    Matthew R. Farkas
                                                    212.323.5103

                                                    mfarkas@oppenheimerfunds.com

cc:    Mayer Brown LLP
       KPMG LLP
       Gloria LaFond